Stockholders' Equity - Schedule of Common Stock (Detail) - shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Shares Authorized	1,300,000,000	220,000,000	220,000,000
Shares Issued	235,637,199	42,338,679	41,393,622
Shares Outstanding	234,235,243	42,302,845	41,393,622
Class A [Member]
Class of Stock [Line Items]
Shares Authorized	1,000,000,000	1,000,000,000
Shares Issued	200,131,318	200,131,318
Shares Outstanding	199,647,646	199,647,646
Class B [Member]
Class of Stock [Line Items]
Shares Authorized	100,000,000	100,000,000
Shares Issued	29,950,326	29,950,326
Shares Outstanding	29,032,042	29,032,042
Class C [Member]
Class of Stock [Line Items]
Shares Authorized	200,000,000	200,000,000
Shares Issued	5,555,555	5,555,555
Shares Outstanding	5,555,555	5,555,555